REINSURANCE AGREEMENTS (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy, Excess Retention, Percentage	100.00%
Guaranteed minimum income benefit reinsurance contract asset, at fair value	$ 11,044	$ 10,547
Increase (decrease) in the fair value of the reinsurance contract asset	497	5,941	2,350
Amounts due to reinsurers	75	74
AffiliatedEntityMember | Ceded Credit Risk, Not Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	1,383	1,159
Non Affiliated Entity [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	2,465	2,383
Amounts due to reinsurers	73	73
Non Affiliated Entity [Member] | Ceded Credit Risk, Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	1,964	1,959
Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy, Amount Retained	25
Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy, Amount Retained	30
Group Life And Health Insurance [Member] | Non Affiliated Entity [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Assumed Liability for Unpaid Claims and Claims Adjustment Expense	752	703
Ceded Liability For Unpaid Claims And Claims Adjustment Expense	$ 160	$ 177
Guaranteed Minimum Death Benefit [Member] | AffiliatedEntityMember
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Exposure Reinsured Percentage	47.00%
Guaranteed Minimum Death Benefit [Member] | Non Affiliated Entity [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Exposure Reinsured Percentage	5.20%
Guaranteed Minimum Income Benefit [Member] | AffiliatedEntityMember
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Exposure Reinsured Percentage	51.30%
Guaranteed Minimum Income Benefit [Member] | Non Affiliated Entity [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Exposure Reinsured Percentage	21.30%